Commitments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Commitments 1		5,000
Commitments 2		600,000
Commitments 3		$ 0.25
Commitments 1	5,000